VARIABLE INTEREST ENTITIES (Details)	0 Months Ended	12 Months Ended
	Sep. 06, 2010 entity	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Huaxing and Chuangfu CNY	Dec. 31, 2014 Consolidated VIEs USD ($)	Dec. 31, 2014 Consolidated VIEs CNY	Dec. 31, 2013 Consolidated VIEs CNY	Dec. 31, 2012 Consolidated VIEs CNY	Dec. 31, 2014 MMC BJ Huaxing and Chuangfu
VARIABLE INTEREST ENTITIES
Number of entities established in Beijing, China	2
Assets and liabilities of VIEs
Amounts due from related parties		$ 38,000	237,000	142,000			$ 16,493,000	102,330,000	98,591,000
Other current assets			4,876,000	10,329,000			45,309,000	281,128,000	132,350,000
Total current assets		81,989,000	508,715,000	503,101,000			61,802,000	383,458,000	230,941,000
Intangible assets, net		12,874,000	79,877,000	84,747,000	90,253,000		844,000	5,234,000	5,592,000
Total assets							62,646,000	388,692,000	236,533,000
Accounts payable		1,422,000	8,821,000	10,491,000			1,000	7,000	7,000
Accrued expenses and other current liabilities		69,201,000	429,376,000	328,034,000			38,977,000	241,835,000	90,985,000
Amounts due to related parties		1,899,000	11,782,000	282,000			10,735,000	66,604,000	64,529,000
Total current liabilities		75,478,000	468,317,000	364,339,000			49,713,000	308,446,000	155,521,000
Deferred tax liabilities		2,419,000	15,008,000	15,781,000			211,000	1,310,000	1,399,000
Total liabilities							49,924,000	309,756,000	156,920,000
Net revenue and net income/(loss) of VIEs
Net revenue		86,167,000	534,634,000	877,451,000	748,133,000		5,961,000	36,988,000	11,586,000	4,293,000
Net income/(loss)		(17,555,000)	(108,924,000)	(73,151,000)	(47,990,000)		(109,000)	(677,000)	927,000	487,000
Cash flow of VIEs
Net cash provided by (used in) operating activities							(990,000)	(6,144,000)	(20,480,000)	(24,636,000)
Net cash provided by (used in) investing activities							5,706,000	35,406,000	(38,901,000)	3,657,000
Net cash provided by financing activities:							(2,974,000)	(18,450,000)	18,450,000	38,000,000
Net decrease in cash and cash equivalents		(15,794,000)	(97,994,000)	(45,438,000)	(44,402,000)		1,742,000	10,812,000	(40,931,000)	17,021,000
Amount of pledge or collateralization related to assets							0
Price to be paid for purchase of equity interest in Huijin						1.0
Aggregate amount of loans to shareholders of VIEs		13,000,000	80,500,000
Registered capitals and PRC statutory reserves		$ 13,000,000	80,500,000	80,500,000
Term of exclusive consulting and service agreement											20 years
Automatic extension period for exclusive consulting and service agreement											20 years
Period required for disagreement in writing prior to expiration of exclusive consulting and service agreement											3 months